Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Award, Tranche One [Member]
Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting [Line Items]
Begins Vesting	12 months after Grant Dates
Ends Vesting	48 months after Grant Dates
Predetermined Vesting Price	$ 3.43
Share-based Compensation Award, Tranche Two [Member]
Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting [Line Items]
Begins Vesting	24 months after Grant Dates
Ends Vesting	60 months after Grant Dates
Predetermined Vesting Price	$ 4.69
Share-based Compensation Award, Tranche Three [Member]
Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting [Line Items]
Begins Vesting	36 months after Grant Dates
Ends Vesting	72 months after Grant Dates
Predetermined Vesting Price	$ 6.43
Share-based Compensation Award, Tranche Four [Member]
Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting [Line Items]
Begins Vesting	48 months after Grant Dates
Ends Vesting	84 months after Grant Dates
Predetermined Vesting Price	$ 8.81
Share-based Compensation Award, Tranche Five [Member]
Note 9 - Long-term Incentive Plan (Details) - Period and Predetermined Stock Price Needed for Vesting [Line Items]
Begins Vesting	60 months after Grant Dates
Ends Vesting	96 months after Grant Dates
Predetermined Vesting Price	$ 12.07